Organization and Description of Business Operations - Business Combination (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Apr. 30, 2025 USD ($) $ / shares shares	Oct. 23, 2024 USD ($)	Nov. 30, 2022 USD ($) shares	Mar. 31, 2025 $ / shares	Mar. 04, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Mar. 09, 2021 shares
Iris Acquisition Corp. ("Iris") (SPAC Company) | Subsequent Events
Business Combination [Line Items]
Common Stock, par value	$ 0.0001
Exercise price of warrants	$ 11.5
Iris Parent Holding Corp
Business Combination [Line Items]
Common Stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Redeemable warrant | Iris Acquisition Corp. ("Iris") (SPAC Company) | Subsequent Events
Business Combination [Line Items]
Number of warrants held in each unit | shares	0.25
Redeemable warrant | Iris Parent Holding Corp
Business Combination [Line Items]
Number of warrants held in each unit | shares					0.25
Class A shares | Iris Acquisition Corp. ("Iris") (SPAC Company)
Business Combination [Line Items]
Common Stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Number of shares per warrant | shares								1
Class A shares | Iris Acquisition Corp. ("Iris") (SPAC Company) | Subsequent Events
Business Combination [Line Items]
Number of shares held in each unit | shares	1
Common Stock, par value	$ 0.0001
Class A shares | Iris Parent Holding Corp
Business Combination [Line Items]
Number of shares held in each unit | shares					1
Common Stock, par value					$ 0.0001
Class A shares | Non-redeemable warrant | Iris Acquisition Corp. ("Iris") (SPAC Company) | Subsequent Events
Business Combination [Line Items]
Number of shares per warrant | shares	1
Exercise price of warrants	$ 11.5
LIMINATUS PHARMA, LLC | Iris Parent Holding Corp | Subsequent Events
Business Combination [Line Items]
Number of shares issued as business consideration, in exchange of acquiree's member units (in shares) | shares	17,500,000
Deemed price per share	$ 10
LIMINATUS PHARMA, LLC | Forecast | Iris Acquisition Corp. ("Iris") (SPAC Company)
Business Combination [Line Items]
Number of shares issued as business consideration, in exchange of acquiree's member units (in shares) | shares			25,000,000
Aggregate equity value of acquirer | $		$ 175.0	$ 250.0
LIMINATUS PHARMA, LLC | Scenario where Iris Business Combination completed in accordance with the current terms of the agreement | Iris Acquisition Corp. ("Iris") (SPAC Company)
Business Combination [Line Items]
Minimum gross proceeds from equity subscriptions | $		$ 15.0
Liminatus Pharma LLC And Iris Acquisition Corp | Iris Parent Holding Corp | Subsequent Events
Business Combination [Line Items]
Common Stock, par value	$ 0.0001
Business combination, conversion ratio	1
Liminatus Pharma LLC And Iris Acquisition Corp | Class A shares
Business Combination [Line Items]
Aggregate equity value | $	$ 175.0